Issuance of common units and Series A preferred units	9 Months Ended
Sep. 30, 2021
Issuance of common units and Series A preferred units
Issuance of common units and Series A preferred units

16. Issuance of common units and Series A preferred units

On January 26, 2018, the Partnership entered into sales agreement with B. Riley FBR Inc. (the "Agent"). Under the terms of the sales agreement, the Partnership could offer and sell up to $120 million aggregate offering amount of common units and Series A preferred units through the Agent, acting as Agent for the Partnership (the "Prior ATM Program").

On October 18, 2019, the Partnership entered into a sales agreement with the Agent for a new ATM program and terminated the Prior ATM Program. Under the terms of the new sales agreement, the Partnership may offer and sell up to $120 million aggregate offering amount of common units and Series A preferred units, from time to time, through the Agent, acting as an agent for the Partnership. Sales of such units may be made in negotiated transactions that are deemed to be “at the market” offerings, including sales made directly on the New York Stock Exchange or through a market maker other than on an exchange.

From the commencement of the Prior ATM program in January 2018 through September 30, 2021, the Partnership sold 2,489,325 Series A preferred units and 358,869 common units under the ATM programs and received net proceeds of $63.2 million and $6.4 million, respectively. The compensation paid to the Agent for such sales was $1.3 million.

For the period from January 1, 2021 to September 30, 2021, the Partnership sold (i) an aggregate of 52,603 common units under the ATM program at an average gross sales price of $15.75 per unit and received net proceeds, after sales commissions, of $0.8 million and (ii) an aggregate of 336,992 Series A preferred units under the ATM program at an average gross sales price of $25.12 per unit and received net proceeds, after sales commissions, of $8.3 million. The compensation paid to the Agent for such sales was $0.2 million.

	As of September 30, 2021
		Series A
	Common	preferred
(in thousands of U.S. dollars)	units	units	Total
Gross proceeds for units issued	$829	8,467	$9,296
Less: Commissions	(11)	(149)	(160)
Net proceeds for units issued	$818	8,318	$9,136